OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
OTHER CURRENT ASSETS
Summary of other current assets

	December 31,	December 31,
	2021	2020
Recoverable value-added taxes	$4,197,620	$3,141,867
Others	620,023	190,568
Less: provision for doubtful accounts	(20,621)	(8,903)
	$4,797,022	$3,323,532